Retirement and Pension Plans (Tables)	12 Months Ended
May 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Costs for Defined Benefit Plans
Net periodic benefit costs for the Company’s defined benefit plans include the following components:

(in millions)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
Net periodic benefit costs:
Service costs	$2.9	$0.6	$0.8
Interest costs	6.1	6.3	6.8
Expected return on plan assets	(5.1)	(5.6)	(5.1)
Recognized actuarial losses	2.7	1.6	1.1
Net periodic benefit costs:	$6.6	$2.9	$3.6

Schedule of Information Related to the Benefit Obligation Fair Value of Plan Assets
The following table sets forth information related to the benefit obligation and the fair value of plan assets at May 31, 2013 and 2012 for the Company’s defined benefit retirement plans. The Company maintains no post-retirement medical or other post-retirement plans in the United States.

(in millions)	May 31, 2013	May 31, 2012
Change in Benefit Obligation
Projected benefit obligation—beginning of year	$128.1	$125.3
Service costs	2.9	0.6
Interest costs	6.1	6.3
Plan participant contribution	0.4	—
Actuarial (gains)/losses	20.1	10.2
Benefits paid from plan	(4.2)	(5.2)
Net transfer in	16.6	—
Effect of exchange rates	(2.5)	(9.1)
Projected benefit obligation—end of year	$167.5	$128.1
Accumulated benefit obligation	$165.1	$127.2
Change in Plan Assets
Plan assets at fair value—beginning of year	$108.7	$104.1
Actual return on plan assets	15.5	10.2
Company contribution	7.6	6.3
Plan participant contribution	0.4	—
Benefits paid from plan	(4.0)	(5.0)
Net transfer in	12.1	—
Effect of exchange rates	(2.7)	(6.9)
Plan assets at fair value—end of year	$137.6	$108.7
Unfunded status at end of year	$29.9	$19.4

Schedule of Amounts Recognized in Consolidated Balance Sheets
Amounts recognized in the Company’s consolidated balance sheets consist of the following:

(in millions)	May 31, 2013	May 31, 2012
Deferred income tax asset	$9.5	$6.3
Employee related obligations	29.9	19.4
Other comprehensive income (loss)	(10.0)	(3.0)

Schedule of Amounts Expected to be Recognized in Net Periodic Cost in the Coming Year

Year Ended May 31, 2014
Amounts expected to be recognized in Net Periodic Cost in the coming year for the Company’s defined benefit retirement plans (in millions)
Amortization of net actuarial losses	$4.6

Schedule of the Weighted-average Assumptions
The weighted-average assumptions in the following table represent the rates used to develop the actuarial present value of the projected benefit obligation for periods presented and also the net periodic benefit cost for the following years.

	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
Discount rate	4.00%	4.57%	5.50%
Expected long-term rate of return on plan assets	4.20%	4.51%	5.57%
Rate increase in compensation levels	2.70%	2.58%	2.89%